Organizations and Principal Activities (Details) - Schedule of Consolidated Financial Statements - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 51,854	$ 7,303	¥ 46,886
Other current assets	195,143	27,485	316,832
Total current assets	246,997	34,788	363,718
Property and equipment, net	54,505	7,677	131,291
Right-of-use assets, net	142,456	20,065	319,263
Other non-current assets	95,246	13,415	213,182
Total non-current assets	292,207	41,157	663,736
TOTAL ASSETS	539,204	75,945	1,027,454
Accounts payable	198,318	27,933	273,813
Lease liabilities, current	36,927	5,201	162,791
Other current liabilities	183,746	25,880	318,570
Total current liabilities	418,991	59,014	755,174
Lease liabilities, non-current	70,628	9,948	153,298
Other non-current liabilities	9,185	1,294	9,297
Total non-current liabilities	79,813	11,242	162,595
Total liabilities	¥ 498,804	$ 70,256	¥ 917,769